Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure of operating segments [line items]
Net interest income	$ 4,473	$ 4,344	$ 4,176	$ 8,817	$ 8,527
Non-interest income	3,469	3,705	3,560	7,174	7,281
Total revenue	7,942	8,049	7,736	15,991	15,808
Provision for credit losses	219	222	496	441	1,260
Non-interest expenses	4,159	4,223	4,042	8,382	8,250
Provision for income taxes	817	864	742	1,681	1,444
Net income	2,747	2,740	2,456	5,487	4,854
Net income attributable to non-controlling interests in subsidiaries	78	88	90	166	180
Net income attributable to equity holders of the Bank	2,669	2,652	2,366	5,321	4,674
Average assets	1,264,000	1,239,000	1,151,000	1,251,000	1,154,000
Average liabilities	1,192,000	1,165,000	1,080,000	1,178,000	1,083,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income	2,144	2,133	1,934	4,277	3,918
Non-interest income	759	741	690	1,500	1,354
Total revenue	2,903	2,874	2,624	5,777	5,272
Provision for credit losses	(12)	(35)	145	(47)	360
Non-interest expenses	1,324	1,282	1,229	2,606	2,433
Provision for income taxes	412	426	323	838	641
Net income	1,179	1,201	927	2,380	1,838
Net income attributable to equity holders of the Bank	1,179	1,201	927	2,380	1,838
Average assets	423,000	412,000	372,000	417,000	370,000
Average liabilities	326,000	320,000	311,000	323,000	308,000
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income	1,687	1,648	1,662	3,335	3,450
Non-interest income	720	749	716	1,469	1,489
Total revenue	2,407	2,397	2,378	4,804	4,939
Provision for credit losses	276	274	396	550	921
Non-interest expenses	1,268	1,285	1,294	2,553	2,696
Provision for income taxes	182	208	181	390	338
Net income	681	630	507	1,311	984
Net income attributable to non-controlling interests in subsidiaries	76	85	87	161	175
Net income attributable to equity holders of the Bank	605	545	420	1,150	809
Average assets	204,000	196,000	194,000	200,000	197,000
Average liabilities	149,000	144,000	149,000	146,000	151,000
Operating segments [member] | Global Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	184	174	152	358	307
Non-interest income	1,174	1,248	1,156	2,422	2,391
Total revenue	1,358	1,422	1,308	2,780	2,698
Provision for credit losses	1	(1)	(2)		2
Non-interest expenses	803	862	802	1,665	1,619
Provision for income taxes	145	146	134	291	282
Net income	409	415	374	824	795
Net income attributable to non-controlling interests in subsidiaries	2	3	2	5	5
Net income attributable to equity holders of the Bank	407	412	372	819	790
Average assets	32,000	31,000	28,000	32,000	28,000
Average liabilities	48,000	47,000	45,000	48,000	43,000
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income	360	373	350	733	708
Non-interest income	902	1,031	907	1,933	1,885
Total revenue	1,262	1,404	1,257	2,666	2,593
Provision for credit losses	(46)	(16)	(43)	(62)	(23)
Non-interest expenses	653	670	633	1,323	1,247
Provision for income taxes	167	189	150	356	309
Net income	488	561	517	1,049	1,060
Net income attributable to equity holders of the Bank	488	561	517	1,049	1,060
Average assets	431,000	444,000	399,000	438,000	397,000
Average liabilities	400,000	407,000	398,000	403,000	393,000
Operating segments [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income	98	16	78	114	144
Non-interest income	(86)	(64)	91	(150)	162
Total revenue	12	(48)	169	(36)	306
Non-interest expenses	111	124	84	235	255
Provision for income taxes	(89)	(105)	(46)	(194)	(126)
Net income	(10)	(67)	131	(77)	177
Net income attributable to non-controlling interests in subsidiaries			1
Net income attributable to equity holders of the Bank	(10)	(67)	130	(77)	177
Average assets	174,000	156,000	158,000	164,000	162,000
Average liabilities	$ 269,000	$ 247,000	$ 177,000	$ 258,000	$ 188,000